Schedule of Investments (unaudited) November 30, 2019	iShares® MSCI Germany Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.2%
OHB SE	1,221	$56,409

Auto Components — 0.7%
ElringKlinger AG(a)(b)	6,628	57,295
Leoni AG(a)(b)	7,231	93,283
SAF-Holland SA	10,576	84,660

		235,238

Biotechnology — 2.7%
MorphoSys AG(a)	7,403	915,838

Capital Markets — 1.4%
AURELIUS Equity Opportunities SE & Co. KGaA(b)	5,018	206,265
Deutsche Beteiligungs AG	2,804	125,368
Flatex AG(a)	2,734	71,444
MLP SE	14,011	72,917

		475,994

Chemicals — 2.2%
K+S AG, Registered	44,449	502,592
Wacker Chemie AG	3,645	251,588

		754,180

Commercial Services & Supplies — 1.7%
Befesa SA(c)	5,159	195,678
Bilfinger SE	6,695	241,536
Cewe Stiftung & Co. KGaA	1,293	138,004

		575,218

Communications Equipment — 0.3%
ADVA Optical Networking SE(a)	9,901	88,863

Diversified Financial Services — 2.5%
GRENKE AG(b)	6,480	605,169
Hypoport AG(a)	750	241,469

		846,638

Electrical Equipment — 4.8%
Nordex SE(a)(b)	14,687	200,480
OSRAM Licht AG(b)	22,526	972,127
SGL Carbon SE(a)	14,252	68,640
Varta AG(a)	3,296	421,564

		1,662,811

Electronic Equipment, Instruments & Components — 1.6%
Basler AG(b)	853	46,462
Isra Vision AG	3,574	152,741
Jenoptik AG	12,002	349,627

		548,830

Entertainment — 2.8%
Borussia Dortmund GmbH & Co. KGaA	13,933	128,968
CTS Eventim AG & Co. KGaA	13,391	817,977

		946,945

Equity Real Estate Investment Trusts (REITs) — 2.3%
alstria office REIT AG	35,171	642,965
Hamborner REIT AG	14,859	156,463

		799,428

Food Products — 1.2%
KWS Saat SE & Co. KGaA	2,691	179,806
Suedzucker AG	16,651	250,055

		429,861

Health Care Equipment & Supplies — 0.9%
Draegerwerk AG & Co. KGaA	692	30,444

Security	Shares	Value

Health Care Equipment & Supplies (continued)
Eckert & Ziegler Strahlen- und Medizintechnik AG	863	$184,599
STRATEC SE	1,120	84,221

		299,264

Health Care Providers & Services — 0.2%
RHOEN-KLINIKUM AG	3,900	79,983

Health Care Technology — 1.1%
CompuGroup Medical SE	5,580	381,763

Hotels, Restaurants & Leisure — 0.1%
bet-at-home.com AG	730	38,555

Household Durables — 0.0%
Surteco Group SE	10	233

Independent Power and Renewable Electricity Producers — 0.6%
Encavis AG(b)	19,915	190,598

Industrial Conglomerates — 3.8%
Indus Holding AG	4,273	181,625
MBB SE	481	38,821
Rheinmetall AG	10,133	1,079,725

		1,300,171

Insurance — 0.3%
Wuestenrot & Wuerttembergische AG	5,461	116,452

Interactive Media & Services — 5.2%
New Work SE	655	222,077
Scout24 AG(c)	25,040	1,551,632

		1,773,709

Internet & Direct Marketing Retail — 4.0%
HelloFresh SE(a)	32,519	647,549
Rocket Internet SE(a)(c)	15,991	402,355
Shop Apotheke Europe NV(a)(b)(c)	2,353	99,626
Takkt AG	7,643	98,598
zooplus AG(a)(b)	1,415	140,260

		1,388,388

IT Services — 4.1%
Bechtle AG	6,836	899,963
CANCOM SE	7,348	435,477
Datagroup SE	973	64,155

		1,399,595

Life Sciences Tools & Services — 3.5%
Evotec SE(a)(b)	29,731	659,234
Gerresheimer AG	7,293	536,754

		1,195,988

Machinery — 8.7%
Deutz AG	28,160	168,908
Duerr AG	12,039	370,881
Heidelberger Druckmaschinen AG(a)(b)	67,394	92,812
JOST Werke AG(c)	3,472	122,886
Koenig & Bauer AG(b)	3,273	115,771
Krones AG	3,680	255,627
Norma Group SE	7,424	307,455
Pfeiffer Vacuum Technology AG	1,150	198,441
Rational AG	792	606,915
Stabilus SA	5,755	374,382
Vossloh AG	2,251	86,496
Wacker Neuson SE(b)	6,537	116,476

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Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® MSCI Germany Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Machinery (continued)
Washtec AG	2,605	$151,943

		2,968,993

Media — 3.9%
ProSiebenSat.1 Media SE	54,169	812,881
Stroeer SE & Co. KGaA	6,585	515,141

		1,328,022

Metals & Mining — 1.6%
Aurubis AG	7,856	372,121
Salzgitter AG	9,101	180,124

		552,245

Oil, Gas & Consumable Fuels — 0.3%
CropEnergies AG	6,051	56,711
VERBIO Vereinigte BioEnergie AG	5,137	59,359

		116,070

Pharmaceuticals — 0.4%
Dermapharm Holding SE	3,136	130,305

Professional Services — 0.7%
Amadeus Fire AG	1,211	162,901
Bertrandt AG	1,300	75,969

		238,870

Real Estate Management & Development — 14.3%
ADLER Real Estate AG(a)(b)	10,762	140,258
ADO Properties SA(c)	6,693	260,946
Consus Real Estate AG(a)(b)	10,931	74,485
Corestate Capital Holding SA(b)	2,985	106,637
Deutsche EuroShop AG	11,516	333,184
DIC Asset AG	10,095	168,742
Grand City Properties SA	27,309	634,136
LEG Immobilien AG	14,706	1,661,210
PATRIZIA AG	10,759	217,803
TAG Immobilien AG	30,649	738,052
TLG Immobilien AG	18,259	567,733

		4,903,186

Road & Rail — 1.0%
Sixt Leasing SE	2,869	36,379
Sixt SE(b)	3,184	301,567

		337,946

Semiconductors & Semiconductor Equipment — 5.0%
AIXTRON SE(a)(b)	26,310	249,191
Dialog Semiconductor PLC(a)	17,763	904,458
Elmos Semiconductor AG	2,342	73,982
Siltronic AG	4,893	405,490
SMA Solar Technology AG(a)	2,425	83,102

		1,716,223

Software — 4.2%
Nemetschek SE	13,455	795,924
RIB Software SE(b)	9,645	254,379
Software AG	11,207	378,243

		1,428,546

Specialty Retail — 1.1%
CECONOMY AG(a)	41,559	200,155
Hornbach Baumarkt AG	1,853	38,819
Hornbach Holding AG & Co. KGaA	2,423	142,129

		381,103

Technology Hardware, Storage & Peripherals — 0.7%
S&T AG(b)	10,779	247,920

Security	Shares	Value

Textiles, Apparel & Luxury Goods — 2.0%
HUGO BOSS AG	14,762	$695,824

Thrifts & Mortgage Finance — 2.6%
Aareal Bank AG	13,249	409,034
Deutsche Pfandbriefbank AG(c)	31,332	472,253

		881,287

Trading Companies & Distributors — 0.6%
BayWa AG(b)	3,275	101,650
Kloeckner & Co. SE	17,431	110,800

		212,450

Transportation Infrastructure — 0.4%
Hamburger Hafen und Logistik AG	5,712	154,428

Wireless Telecommunication Services — 2.0%
Freenet AG	29,765	693,463

Total Common Stocks — 97.7% (Cost: $36,957,916)		33,487,833

Preferred Stocks

Construction Materials — 0.2%
STO SE & Co. KGaA, Preference Shares, NVS	591	69,595

Health Care Equipment & Supplies — 0.3%
Draegerwerk AG & Co. KGaA, Preference Shares, NVS	1,771	108,570

Machinery — 0.8%
Jungheinrich AG, Preference Shares, NVS	11,184	289,296

Road & Rail — 0.8%
Sixt SE, Preference Shares, NVS	3,862	264,437

Total Preferred Stocks — 2.1% (Cost: $1,063,916)		731,898

Short-Term Investments

Money Market Funds — 13.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.82%(d)(e)(f)	4,516,472	4,518,279
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.57%(d)(e)	14,000	14,000

		4,532,279

Total Short-Term Investments — 13.2% (Cost: $4,531,336)		4,532,279

Total Investments in Securities — 113.0% (Cost: $42,553,168)		38,752,010

Other Assets, Less Liabilities — (13.0)%		(4,459,713)

Net Assets — 100.0%		$34,292,297

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

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Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® MSCI Germany Small-Cap ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended November 30, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/19	Net Activity	Shares Held at 11/30/19	Value at 11/30/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	5,172,779	(656,307)	4,516,472	$4,518,279	$44,541	(a)	$(262)	$(187)
BlackRock Cash Funds: Treasury, SL Agency Shares	20,000	(6,000)	14,000	14,000	64		—	—

				$4,532,279	$44,605		$(262)	$(187)

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro STOXX 50 Index	1	12/20/19	$41	$(79)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$33,487,833	$—	$—	$33,487,833
Preferred Stocks	731,898	—	—	731,898
Money Market Funds	4,532,279	—	—	4,532,279

	$38,752,010	$—	$—	$38,752,010

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(79)	$—	$—	$(79)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares

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